Unaudited Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 1,833,590	$ 2,948,115	$ 4,563,731	$ 6,428,608	$ 6,461,163
Cost of revenues	(880,180)	(1,448,835)	(2,642,491)	(2,891,565)	(2,581,218)
Gross profit	953,410	1,499,280	1,921,240	3,537,043	3,879,945
Operating expenses:
General and administrative	1,315,420	991,254	1,819,531	1,472,648	1,699,934
Selling	9,844	325	648	437,185	76,477
Total operating expenses	1,325,264	991,579	1,820,179	1,909,833	1,776,411
Operating (loss) income	(371,854)	507,701	101,061	1,627,210	2,103,534
Other income (expense)
Government subsidies	42,976	148,902	569,928	9,838	6,883
Net investment income (loss) gain	228,104	88,846	330,552	(19,363)	103,375
Interest income	556,011	364,042	911,875	545,555	10,515
Interest expense	(154,015)	(160,319)	(313,861)	(285,353)
Other expense, net	(8,983)	(1,257)	(5,029)	(8,924)	(12,097)
Total other income, net	664,093	440,214	1,493,465	241,753	108,676
Income before provision for income taxes	292,239	947,915	1,594,526	1,868,963	2,212,210
Income tax expense	170,577	325,941	546,885	453,218	542,853
Net income	121,662	621,974	1,047,641	1,415,745	1,669,357
Comprehensive income
Net income	121,662	621,974	1,047,641	1,415,745	1,669,357
Foreign currency translation (loss) gain	(314,709)	(497,345)	(330,116)	(1,015,447)	290,407
Comprehensive (loss) income	$ (193,047)	$ 124,629	$ 717,525	$ 400,298	$ 1,959,764
Earnings per ordinary share
Earnings per ordinary share, basic (in Dollars per share)	$ 0.01	$ 0.05	$ 0.08	$ 0.13	$ 0.15
Earnings per ordinary share, diluted (in Dollars per share)	$ 0.01	$ 0.05	$ 0.08	$ 0.13	$ 0.15
Weighted average number of ordinary shares outstanding
Weighted average number of ordinary shares outstanding, basic (in Shares)	14,392,364	12,122,574	13,257,469	10,987,679	10,987,679
Weighted average number of ordinary shares outstanding, diluted (in Shares)	14,392,364	12,122,574	13,257,469	10,987,679	10,987,679